CONTRACT COSTS, NET	6 Months Ended
Dec. 31, 2021
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 8. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Contract costs	¥53,344,816	¥33,275,972	$5,230,905
Allowance for credit losses	(4,548,910)	(1,911,499)	(300,483)
Total contract costs, net	¥48,795,906	¥31,364,473	$4,930,422

As of December 31, 2021, total contracts costs, net amounted to ¥31,364,473 ($4,930,422), of which 21.2%, or ¥6,639,367 ($1,043,693) have been subsequently realized as of the date of the report, and the remaining balance is expected to be utilized by December 2022.

Provision for credit losses of contract was ¥85,514 for the six months ended December 31, 2020. Net recovery of provision for credit losses of contract was ¥2,676,267 ($420,703) for the six months ended December 31, 2021. As the progress of these contracts was delayed by the COVID-19 pandemic, the Company records allowance for credit losses of contract cost according to its general accounting policy. Since the pandemic is relatively under control now, some of our projects has resumed its progress and the contract costs were realized, hence, resulted in a decrease in allowance for credit losses of contract cost. The Company will continue making great efforts to prevent any unrealizable of contract costs from third parties.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥139,762	¥4,548,910	$715,078
Charge to (reversal of) credit losses	4,647,802	(2,676,267)	(420,703)
Charge to cost of sales	—	38,856	6,108
Less: write-off	(238,654)	—	—
Ending balance	¥4,548,910	¥1,911,499	$300,483